Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Document Annual Report	true
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Entity File Number	0-28998
Entity Registrant Name	ELBIT SYSTEMS LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Postal Zip Code	3100401
Phone Fax Number Description	294-6944
City Area Code	77
Country Region	972
Contact Personnel Email Address	j.gaspar@elbitsystems.com
Contact Personnel Name	Joseph Gaspar
Title of 12(b) Security	Ordinary Shares, nominal value 1.0 New Israeli Shekel per share
Trading Symbol	ESLT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	44,198,330
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001027664
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Transition Report	false
Local Phone Number	294-6404
Document Shell Company Report	false
Entity Address, Address Line Two	Advanced Technology Center
Entity Address, Country	IL
Entity Address, Address Line One	P.O. Box 539
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Entity Address, City or Town	Haifa